Income Taxes - Classification of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Non-current deferred tax liabilities	$ 624	$ 685
Net deferred tax liabilities	$ 624	$ 685	$ 877